Related Party Transactions	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Related Party Transactions
25.	Related Party Transactions

Parties are considered to be related if one party has the ability, directly and indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control.  Related parties may be individuals or corporate entities.  Transactions with related parties are on an arm’s length basis, similar to transactions with third parties.

Settlement of outstanding balances of related party transactions at year-end are expected to be settled with cash.  The PLDT Group has not recorded any impairment of receivables relating to amounts owed by related parties as at December 31, 2017 and 2016.  This assessment is undertaken each financial year through examining the financial position of the related party and the market in which the related party operates.

The following table provides the summary of outstanding balances as at December 31, 2017 and 2016 transactions that have been entered into with related parties:

	Classifications	Terms	Conditions	2017	2016
				(in million pesos)
Indirect investment in joint ventures through PCEV:
Meralco	Accrued expenses and other current liabilities (Note 24)	Electricity charges – immediately upon receipt of invoice	Unsecured	653	327
	Accrued expenses and other current liabilities (Note 24)	Pole rental – 45 days upon receipt of billing	Unsecured	5	—
MPIC	Advances and other noncurrent assets – net of current portion (Note 10)	Due on 2019 to 2021 for 2017 and 2018 to 2020 for 2016; non- interest- bearing	Unsecured	11,461	6,514
	Trade and other receivables (Notes 10 and 17)	Due on June 2018 for 2017 and June 2017 for 2016; non- interest- bearing	Unsecured	4,091	1,838

Transactions with major stockholders, directors and officers:
NTT Finance Corporation	Interest-bearing financial liabilities (Note 21)	Non-amortizing, payable upon maturity on March 30, 2023	Unsecured	2,498	1,244
NTT World Engineering Marine Corporation	Accrued expenses and other current liabilities (Note 24)	1st month of each quarter; non-interest- bearing	Unsecured	33	35
NTT Communications	Accrued expenses and other current liabilities (Note 24)	30 days upon receipt of invoice; non-interest- bearing	Unsecured	9	54
NTT Worldwide Telecommunications Corporation	Accrued expenses and other current liabilities (Note 24)	30 days upon receipt of invoice; non-interest- bearing	Unsecured	6	3
NTT DOCOMO	Accrued expenses and other current liabilities (Note 24)	30 days upon receipt of invoice; non-interest- bearing	Unsecured	11	41
JGSHI and Subsidiaries	Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	Immediately upon receipt of invoice	Unsecured	11	2
Malayan Insurance Co., Inc., or Malayan	Prepayments (Note 19)	Immediately upon receipt of invoice	Unsecured	66	83
	Accrued expenses and other current liabilities (Note 24)	Immediately upon receipt of invoice	Unsecured	11	11
Gotuaco del Rosario and Associates, or Gotuaco	Prepayments (Note 19)	Immediately upon receipt of invoice	Unsecured	12	4
	Accrued expenses and other current liabilities (Note 24)	Immediately upon receipt of invoice	Unsecured	15	—
Others:
TV5 Network, Inc., or TV5	Prepayments (Note 19)	—	Unsecured	277	414
Dakila Cable TV Corp., or Dakila	Accrued expenses and other current liabilities (Note 24)	Immediately upon receipt of invoice	Unsecured	125	—
Various	Trade and other receivables (Note 17)	30 days upon receipt of invoice	Unsecured	1,867	1,416
	Accounts payable (Note 23)	Immediately upon receipt of billing	Unsecured	365	339
	Accrued expenses and other current liabilities (Note 24)	Immediately upon receipt of billing	Unsecured	35	39

The following table provides the summary of transactions that have been entered into with related parties for the years ended December 31, 2017, 2016 and 2015 in relation with the table above.

	Classifications	2017	2016	2015
			(in million pesos)
Indirect investment in joint ventures through PCEV:
Meralco	Repairs and maintenance	2,397	2,401	2,328
	Rent	298	272	264
Meralco Industrial Engineering Services Corporation, or MIESCOR	Repairs and maintenance	117	144	165
	Construction- in-progress	81	67	95
Transactions with major stockholders, directors and officers:
NTT Finance Corporation	Financing costs	56	19	—
NTT World Engineering Marine Corporation	Repairs and maintenance	47	18	60
NTT Communications	Professional and other contracted services	88	77	77
	Rent	4	7	10
NTT Worldwide Telecommunications Corporation	Selling and promotions	8	10	14
NTT DOCOMO	Professional and other contracted services	94	95	90
JGSHI and Subsidiaries	Rent	118	125	303
	Repairs and maintenance	69	57	20
	Communication, training and travel	2	2	2
Malayan	Insurance and security services	179	242	236
Gotuaco	Insurance and security services	126	156	—
Asia Link B.V., or ALBV	Professional and other contracted services	190	183	203

Indirect investment in associate through ACeS Philippines:
AIL	Cost of sales (Note 5)	—	—	16

Others:
TV5	Selling and promotions	149	126	161
Dakila	Cost of services	514	116	51
Various	Revenues	2,059	781	864
	Expenses	1,223	1,113	972

a.	Agreements between PLDT and certain subsidiaries with Meralco

In the ordinary course of business, Meralco provides electricity to PLDT and certain subsidiaries’ offices within its franchise area.  Total electricity costs, which were presented as part of repairs and maintenance in our consolidated income statements, amounted to Php2,397 million, Php2,401 million and Php2,328 million for the years ended December 31, 2017, 2016 and 2015, respectively.  Under these agreements, the outstanding obligations, which were presented as part of accrued expenses and other current liabilities in our consolidated statements of financial position, amounted to Php653 million and Php327 million as at December 31, 2017 and 2016, respectively.

PLDT and Smart have a Pole Attachment Contracts with Meralco, wherein Meralco leases its pole spaces to accommodate PLDT’s and Smart’s cable network facilities.  Total fees under these contracts, which were presented as part of rent in our consolidated income statements, amounted to Php298 million, Php272 million and Php264 million for the years ended December 31, 2017, 2016 and 2015, respectively.  Under these agreements, the outstanding obligations, which were presented as part of accrued expenses and other current liabilities in our consolidated statements of financial position, amounted to Php5 million and nil as at December 31, 2017 and 2016, respectively.

b.	Agreements between PLDT and MIESCOR

PLDT has an existing Outside and Inside Plant Contracted Services Agreement with MIESCOR, a subsidiary of Meralco, which will expire on May 31, 2018.  Under the agreement, MIESCOR assumes full and overall responsibility for the implementation and completion of any assigned project such as cable and civil works that are required for the provisioning and restoration of lines and recovery of existing plant.

Total fees under this agreement, which were presented as part of repairs and maintenance in our consolidated income statements, amounted to Php3 million, Php32 million and Php45 million for the years ended December 31, 2017, 2016 and 2015, respectively.  Total amounts capitalized to property and equipment amounted to Php5 million, Php4 million and Php3 million for the years ended December 31, 2017, 2016 and 2015, respectively.  Under these agreements, the outstanding obligations, which were presented as part of accrued expenses and other current liabilities in our consolidated statements of financial position, amounted to Php610 thousand and Php25 thousand as at December 31, 2017 and 2016, respectively.

PLDT also has an existing Customer Line Installation, Repair, Rehabilitation and Maintenance Activities (formerly One Area One Partner for Outside Plant Subscriber Line Rehabilitation, Repair, Installation and Related Activities) agreement with MIESCOR, which will expire on December 31, 2018.  Under the agreement, MIESCOR is responsible for the subscriber main station installation, repairs and maintenance of outside and inside plant network facilities in the areas awarded to them.

Total fees under this agreement, which were presented as part of repairs and maintenance in our consolidated income statements, amounted to Php114 million, Php112 million and Php120 million for the years ended December 31, 2017, 2016 and 2015, respectively.  Total amounts capitalized to property and equipment amounted to Php76 million, Php63 million and Php92 million for the years ended December 31, 2017, 2016 and 2015, respectively.  There were no outstanding obligations under this agreement as at December 31, 2017 and 2016.

c.	Transactions with Major Stockholders, Directors and Officers

Material transactions to which PLDT or any of its subsidiaries is a party, in which a director, key officer or owner of more than 10% of the outstanding common stock of PLDT, or any member of the immediate family of a director, key officer or owner of more than 10% of the outstanding common stock of PLDT, had a direct or indirect material interest as at December 31, 2017 and 2016, and for the years ended December 31, 2017, 2016 and 2015 are as follows:

1.	Term Loan Facility Agreements with NTT Finance Corporation

On March 22, 2016, PLDT signed a US$25 million term loan facility agreement with NTT Finance Corporation to finance its capital expenditure requirements for network expansion and service improvement and/or refinancing existing indebtedness.  The loan is payable upon maturity on March 30, 2023.  The loan was fully drawn on March 30, 2016.  The amounts of US$25 million, or Php1,249 million, and US$25 million, or Php1,244 million, remained outstanding as at December 31, 2017 and 2016, respectively.

Another US$25 million term loan facility was signed with NTT Finance Corporation in January 31, 2017 to finance its capital expenditure requirements for network expansion and service improvement and/or refinancing existing indebtedness.  The loan is payable upon maturity on March 27, 2024.  The loan was fully drawn on March 30, 2017.  The amount of US$25 million, or Php1,249 million, remained outstanding as at December 31, 2017.

2.	Various Agreements with NTT Communications and/or its Affiliates

PLDT is a party to the following agreements with NTT Communications and/or its affiliates:

•

Service Agreement.  On February 1, 2008, PLDT entered into an agreement with NTT World Engineering Marine Corporation wherein the latter provides offshore submarine cable repair and other allied services for the maintenance of PLDT’s domestic fiber optic network submerged plant.  The fees under this agreement, which were presented as part of repairs and maintenance in our consolidated income statements, amounted to Php47 million, Php18 million and Php60 million for the years ended December 31, 2017, 2016 and 2015, respectively.  Under this agreement, the outstanding obligations of PLDT, which were presented as part of accrued expenses and other current liabilities in our consolidated statements of financial position, amounted to Php33 million and Php35 million as at December 31, 2017 and 2016, respectively;

•

Advisory Services Agreement.  On March 24, 2000, PLDT entered into an agreement with NTT Communications, as amended on March 31, 2003, March 31, 2005 and June 16, 2006, under which NTT Communications provides PLDT with technical, marketing and other consulting services for various business areas of PLDT starting April 1, 2000.  The fees under this agreement, which were presented as part of professional and other contracted services in our consolidated income statements, amounted to Php88 million for the year ended December 31, 2017 and Php77 million for each of the years ended December 31, 2016 and 2015.  Under this agreement, the outstanding obligations of PLDT, which were presented as part of accrued expenses and other current liabilities in our consolidated statements of financial position, amounted to Php7 million and Php52 million as at December 31, 2017 and 2016, respectively;

•

Conventional International Telecommunications Services Agreement.  On March 24, 2000, PLDT entered into an agreement with NTT Communications under which PLDT and NTT Communications agreed to cooperative arrangements for conventional international telecommunications services to enhance their respective international businesses.  The fees under this agreement, which were presented as part of rent in our consolidated income statements, amounted to Php4 million, Php7 million and Php10 million for the years ended December 31, 2017, 2016 and 2015, respectively.  Under this agreement, the outstanding obligations of PLDT, which were presented as part of accrued expenses and other current liabilities in our consolidated statements of financial position, amounted to Php2 million as at December 31, 2017 and 2016; and

•

Arcstar Licensing Agreement and Arcstar Service Provider Agreement.  On March 24, 2000, PLDT entered into an agreement with NTT Worldwide Telecommunications Corporation under which PLDT markets, and manages data and other services under NTT Communications’ “Arcstar” brand to its corporate customers in the Philippines.  PLDT also entered into a Trade Name and Trademark Agreement with NTT Communications under which PLDT has been given the right to use the trade name “Arcstar” and its related trademark, logo and symbols, solely for the purpose of PLDT’s marketing, promotional and sales activities for the Arcstar services within the Philippines.  The fees under this agreement, which were presented as part of selling and promotions in our consolidated income statements, amounted to Php8 million, Php10 million and Php14 million for the years ended December 31, 2017, 2016 and 2015, respectively.  Under this agreement, the outstanding obligations of PLDT, which were presented as part of accrued expenses and other current liabilities in our consolidated statements of financial position, amounted to Php6 million and Php3 million as at December 31, 2017 and 2016, respectively.

3.	Advisory Services Agreement between NTT DOCOMO and PLDT

An Advisory Services Agreement was entered into by NTT DOCOMO and PLDT on June 5, 2006, in accordance with the Cooperation Agreement dated January 31, 2006.  Pursuant to the Advisory Services Agreement, NTT DOCOMO will provide the services of certain key personnel in connection with certain aspects of the business of PLDT and Smart.  Also, this agreement governs the terms and conditions of the appointments of such key personnel and the corresponding fees related thereto.  Total fees under this agreement, which were presented as part of professional and other contracted services in our consolidated income statements, amounted to Php94 million, Php95 million and Php90 million for the years ended December 31, 2017, 2016 and 2015, respectively.  Under this agreement, the outstanding obligations of PLDT, which were presented as part of accrued expenses and other current liabilities in our consolidated statements of financial position, amounted to Php11 million and Php41 million as at December 31, 2017 and 2016, respectively.

4.	Transactions with JGSHI and Subsidiaries

PLDT and certain of its subsidiaries have existing agreements with Universal Robina Corporation and Robinsons Land Corporation for office and business office rental.  Total fees under these contracts, which were presented as part of rent in our consolidated income statements, amounted to Php118 million, Php125 million and Php303 million for the years ended December 31, 2017, 2016 and 2015, respectively.  Under these agreements, the outstanding obligations, which were presented as part of accounts payable and accrued expenses and other current liabilities in our consolidated statements of financial position, amounted to Php5 million and Php287 thousand as at December 31, 2017 and 2016, respectively.

There were also other transactions such as airfare, electricity, marketing expenses and bank fees, which were presented as part of selling and promotions, communication, training and travel, repairs and maintenance and professional and other contracted services, in our consolidated income statements, amounted to Php71 million, Php59 million and Php22 million for the years ended December 31, 2017, 2016 and 2015, respectively.  Under these agreements, the outstanding obligations for these transactions, which were presented as part of accounts payable, and accrued expenses and other current liabilities in our consolidated statements of financial position, amounted to Php6 million and Php2 million as at December 31, 2017 and 2016, respectively.

5.	Transactions with Malayan

PLDT and certain of its subsidiaries have insurance policies with Malayan covering directors, officers, liability to employees and material damages for buildings, building improvements, equipment and motor vehicles.  The premiums are directly paid to Malayan.  Total fees under these contracts, which were presented as part of insurance and security services in our consolidated income statements, amounted to Php179 million, Php242 million and Php236 million for the years ended December 31, 2017, 2016 and 2015, respectively.  Under this agreement, the outstanding obligations, which were presented as part of accrued expenses and other current liabilities in our consolidated statements of financial position, amounted to Php11 million each as at December 31, 2017 and 2016.  Under this agreement, outstanding prepayments, which were presented as part of prepayments in our consolidated statements of financial position, amounted to Php66 million and Php83 million as at December 31, 2017 and 2016, respectively.

6.	Transactions with Gotuaco

Gotuaco acts as the broker for certain insurance companies to cover certain insurable properties of the PLDT Group.  Insurance premiums are remitted to Gotuaco and the broker’s fees are settled between Gotuaco and the insurance companies.  Total fees under these contracts, which were presented as part of insurance and security services in our consolidated income statement, amounted to Php126 million and Php156 million for the years ended December 31, 2017 and 2016, respectively.  Under this agreement, the outstanding obligations, which were presented as part of accrued expenses and other current liabilities in our consolidated statements of financial position, amounted to Php15 million and Php597 thousand as at December 31, 2017 and 2016, respectively.  Under this agreement, the outstanding prepayments, which were presented as part of prepayments in our consolidated statements of financial position, amounted to Php12 million and Php4 million as at December 31, 2017 and 2016, respectively.

7.	Agreement between Smart and ALBV

Smart has an existing Technical Assistance Agreement with ALBV, a subsidiary of the First Pacific Group and its Philippine affiliates.  ALBV provides technical support services and assistance in the operations and maintenance of Smart’s cellular business which provides for payment of technical service fees equivalent to a rate of 0.5% of the consolidated net revenues of Smart.  Effective February 1, 2014, the parties agreed to reduce the technical service fee rate from 0.5% to 0.4% of the consolidated net revenues of Smart.  The agreement, which expired on February 23, 2016 was renewed until February 23, 2018 and is subject to further renewal upon mutual agreement of the parties.  Total service fees charged to operations under this agreement, which were presented as part of professional and other contracted services in our consolidated income statements, amounted to Php190 million, Php183 million and Php203 million for the years ended December 31, 2017, 2016 and 2015, respectively.  Under this agreement, the outstanding obligations, which were presented as part of accrued expenses and other current liabilities in our consolidated statements of financial position, amounted to and nil as at December 31, 2017 and 2016.

8.	Cooperation Agreement with First Pacific and certain affiliates, or the FP Parties, NTT Communications and NTT DOCOMO

In connection with the transfer by NTT Communications of approximately 12.6 million shares of PLDT’s common stock to NTT DOCOMO pursuant to a Stock SPA dated January 31, 2006 between NTT Communications and NTT DOCOMO, the FP Parties, NTT Communications and NTT DOCOMO entered into a Cooperation Agreement, dated January 31, 2006.  Under the Cooperation Agreement, the relevant parties extended certain rights of NTT Communications under the Stock Purchase and Strategic Investment Agreement dated September 28, 1999, as amended, and the Shareholders Agreement dated March 24, 2000, to NTT DOCOMO, including:

•	certain contractual veto rights over a number of major decisions or transactions; and
•	rights relating to the representation on the Board of Directors of PLDT and Smart, respectively, and any committees thereof.

Moreover, key provisions of the Cooperation Agreement pertain to, among other things:

•

Restriction on Ownership of Shares of PLDT by NTT Communications and NTT DOCOMO.  Each of NTT Communications and NTT DOCOMO has agreed not to beneficially own, directly or indirectly, in the aggregate with their respective subsidiaries and affiliates, more than 21% of the issued and outstanding shares of PLDT’s common stock.  If such event does occur, the FP Parties, as long as they own in the aggregate not less than 21% of the issued and outstanding shares of PLDT’s common stock, have the right to terminate their respective rights and obligations under the Cooperation Agreement, the Shareholders Agreement and the Stock Purchase and Strategic Investment Agreement.

•

Limitation on Competition.  NTT Communications, NTT DOCOMO and their respective subsidiaries are prohibited from investing in excess of certain thresholds in businesses competing with PLDT in respect of customers principally located in the Philippines and from using their assets in the Philippines in such businesses.  Moreover, if PLDT, Smart or any of Smart’s subsidiaries intend to enter into any contractual arrangement relating to certain competing businesses, PLDT is required to provide, or to use reasonable efforts to procure that Smart or any of Smart’s subsidiaries provide, NTT Communications and NTT DOCOMO with the same opportunity to enter into such agreement with PLDT or Smart or any of Smart’s subsidiaries, as the case may be.

•

Business Cooperation.  PLDT and NTT DOCOMO agreed in principle to collaborate with each other on the business development, roll-out and use of a Wireless-Code Division Multiple Access mobile communication network.  In addition, PLDT agreed, to the extent of the power conferred by its direct or indirect shareholding in Smart, to procure that Smart will: (i) become a member of a strategic alliance group for international roaming and corporate sales and services; and (ii) enter into a business relationship concerning preferred roaming and inter-operator tariff discounts with NTT DOCOMO.

•

Additional Rights of NTT DOCOMO.  Pursuant to amendments effected by the Cooperation Agreement to the Stock Purchase and Strategic Investment Agreement and the Shareholders Agreement, upon NTT Communications and NTT DOCOMO and their respective subsidiaries owning in the aggregate 20% or more of PLDT’s shares of common stock and for as long as they continue to own in the aggregate at least 17.5% of PLDT’s shares of common stock then outstanding, NTT DOCOMO has additional rights under the Stock Purchase and Strategic Investment Agreement and Shareholders Agreement, including that:

1.	NTT DOCOMO is entitled to nominate one additional NTT DOCOMO nominee to the Board of Directors of each PLDT and Smart;
2.

PLDT must consult NTT DOCOMO no later than 30 days prior to the first submission to the board of PLDT or certain of its committees of any proposal of investment in an entity that would primarily engage in a business that would be in direct competition or substantially the same business opportunities, customer base, products or services with business carried on by NTT DOCOMO, or which NTT DOCOMO has announced publicly an intention to carry on;

3.

PLDT must procure that Smart does not cease to carry on its business, dispose of all of its assets, issue common shares, merge or consolidate, or effect winding up or liquidation without PLDT first consulting with NTT DOCOMO no later than 30 days prior to the first submission to the board of PLDT or Smart, or certain of its committees; and

4.

PLDT must first consult with NTT DOCOMO no later than 30 days prior to the first submission to the board of PLDT or certain of its committees for the approval of any transfer by any member of the PLDT Group of Smart common capital stock to any person who is not a member of the PLDT Group.

NTT Communications and NTT DOCOMO together beneficially owned approximately 20% of PLDT’s outstanding common stock as at December 31, 2017 and 2016.

•

Change in Control.  Each of NTT Communications, NTT DOCOMO and the FP Parties agreed that to the extent permissible under applicable laws and regulations of the Philippines and other jurisdictions, subject to certain conditions, to cast its vote as a shareholder in support of any resolution proposed by the Board of Directors of PLDT for the purpose of safeguarding PLDT from any Hostile Transferee.  A “Hostile Transferee” is defined under the Cooperation Agreement to mean any person (other than NTT Communications, NTT DOCOMO, First Pacific or any of their respective affiliates) determined to be so by the PLDT Board of Directors and includes, without limitation, a person who announces an intention to acquire, seeking to acquire or acquires 30% or more of PLDT common shares then issued and outstanding from time to time or having (by itself or together with itself) acquired 30% or more of the PLDT common shares who announces an intention to acquire, seeking to acquire or acquires a further 2% of such PLDT common shares: (a) at a price per share which is less than the fair market value as determined by the Board of Directors of PLDT, as advised by a professional financial advisor; (b) which is subject to conditions which are subjective or which could not be reasonably satisfied; (c) without making an offer for all PLDT common shares not held by it and/or its affiliates and/or persons who, pursuant to an agreement or understanding (whether formal or informal), actively cooperate to obtain or consolidate control over PLDT; (d) whose offer for the PLDT common shares is unlikely to succeed; or (e) whose intention is otherwise not bona fide; provided that, no person will be deemed a Hostile Transferee unless prior to making such determination, the Board of Directors of PLDT has used reasonable efforts to discuss with NTT Communications and NTT DOCOMO in good faith whether such person should be considered a Hostile Transferee.

•

Termination.  If NTT Communications, NTT DOCOMO or their respective subsidiaries cease to own, in the aggregate, full legal and beneficial title to at least 10% of the shares of PLDT’s common stock then issued and outstanding, their respective rights and obligations under the Cooperation Agreement and the Shareholders Agreement will terminate and the Strategic Arrangements (as defined in the Stock Purchase and Strategic Investment Agreement) will terminate.  If the FP Parties and their respective subsidiaries cease to have, directly or indirectly, effective voting power in respect of shares of PLDT’s common stock representing at least 18.5% of the shares of PLDT’s common stock then issued and outstanding, their respective rights and obligations under the Cooperation Agreement, the Stock Purchase and Strategic Investment Agreement, and the Shareholders Agreement will terminate.

a.	Air Time Purchase Agreement between PLDT, AIL and Related Agreements

Under the Founder NSP Air Time Purchase Agreement, or ATPA, entered into with AIL in March 1997, which was amended in December 1998, or Original ATPA, PLDT was granted the exclusive right to sell AIL services, through ACeS Philippines, as national service provider, or NSP, in the Philippines.  In exchange, the Original ATPA required PLDT to purchase from AIL a minimum of US$5 million worth of air time, or Minimum Air Time Purchase Obligation, annually for ten years commencing on January 1, 2002, or the Minimum Purchase Period, the expected date of commercial operations of the Garuda I Satellite.  In the event that AIL’s aggregate billed revenue was less than US$45 million in any given year, the Original ATPA also required PLDT to make supplemental air time purchase payments of up to US$15 million per year during the Minimum Purchase Period, or the Supplemental Air Time Purchase Obligation.

On February 1, 2007, the parties to the Original ATPA entered into an amendment to the Original ATPA on substantially the terms attached to the term sheet negotiated with the relevant banks, or Amended ATPA.  Under the Amended ATPA, the Minimum Air Time Purchase Obligation was amended and replaced in its entirety with the obligation of PLDT to purchase from AIL a minimum of US$500 thousand worth of air time annually over a period ending upon the earlier of: (i) the expiration of the Minimum Purchase Period; and (ii) the date on which all indebtedness incurred by AIL to finance the AIL System is repaid.  Furthermore, the Amended ATPA unconditionally released PLDT from any obligations arising out of or in connection with the Original ATPA prior to the date of the Amended ATPA, except for obligations to pay for billable units used prior to such date.

In December 2014, AIL suffered a failure of the propulsion system on board the Garuda I Satellite, thus, AIL decided to decommission the operation of Garuda I Satellite in January 2015.

Subsequently, AIL and Inmarsat entered into a 12-month transitional period, wherein AIL shall continue to utilize Inmarsat system through I4F1 Satellite.  On December 31, 2015, end of the transition period, AIL then terminated all satellite phone service subscriptions with Inmarsat.

Total fees under the Amended ATPA, which were presented as part of cost of sales in our consolidated income statements, amounted to nil for the years ended December 31, 2017 and 2016 and Php16 million for the year ended December 31, 2015.  See Note 5 – Income and Expenses – Cost of Sales.  Under the Amended ATPA, the outstanding obligations of PLDT, which were presented as part of accounts payable and accrued expenses and other current liabilities in our consolidated statements of financial position, amounted to nil as at December 31, 2017 and 2016.

b.	Others
1.	Agreement of PLDT and Smart with TV5

In 2010, PLDT and Smart entered into advertising placement agreements with TV5, a subsidiary of MediaQuest, which is a wholly-owned investee company of PLDT Beneficial Trust Fund for the airing and telecast of advertisements and commercials of PLDT and Smart on TV5’s television network for a period of five years.  The costs of telecast of each advertisement shall be applied and deducted from the placement amount only after the relevant advertisement or commercial is actually aired on TV5’s television network.  In June 2014, Smart and TV5 agreed to amend the liquidation schedule under the original advertising placement agreement by extending the term of expiry from 2015 to 2018.  Total selling and promotions under the advertising placement agreements amounted to Php149 million, Php126 million and Php161 million for the years ended December 31, 2017, 2016 and 2015, respectively.  Total prepayment under the advertising placement agreements amounted to Php277 million and Php414 million as at December 31, 2017 and 2016, respectively.

2.	Agreement of PLDT, Smart and DMPI with Dakila

In May 2015, PLDT, Smart and DMPI entered into a four-year agreement with Dakila commencing with the launch of the OTT video-on-demand service, or iflix service, in the Philippines on June 18, 2015.  iflix service is provided by iFlix Sdn Bhd and Dakila is the authorized reseller of the iflix service in the Philippines.  Under the agreement, PLDT, Smart and DMPI were appointed by Dakila to act as its internet service providers with an authority to resell and distribute the iflix service to their respective subscribers on a monthly and annual basis.  Content cost recognized for the years ended December 31, 2017, 2016 and 2015 amounted to Php514 million, Php115 million and Php51 million, respectively.  There were no prepayments under this agreement as at December 31, 2017 and 2016.

3.	Telecommunications services provided by PLDT and certain of its subsidiaries and other transactions with various related parties

PLDT and certain of its subsidiaries provide telephone, data communication and other services to various related parties.  The revenues under these services amounted to Php2,059 million, Php781 million and Php864 million for the years ended December 31, 2017, 2016 and 2015, respectively.  The expenses under these services amounted to Php1,223 million, Php1,113 million and Php972 million for the years ended December 31, 2017, 2016 and 2015, respectively.

The outstanding receivables of PLDT and certain of its subsidiaries, which were presented as part of trade and other receivables in our consolidated statements of financial position amounted to Php1,867 million and Php1,416 million as at December 31, 2017 and 2016, respectively.  Under these agreements, the outstanding obligations, which were presented as part of accounts payable in our consolidated statements of financial position amounted to Php365 million and Php339 million as at December 31, 2017 and 2016, respectively, and accrued expenses and other current liabilities amounted to Php35 million and Php39 million as at December 31, 2017 and 2016, respectively.

See Note 10 – Investments in Associates and Joint Ventures – Investment in MediaQuest PDRs and Sale of PCEV’s Beacon Preferred Shares to MPIC for other related party transactions.

Compensation of Key Officers of the PLDT Group

The compensation of key officers of the PLDT Group by benefit type for the years ended December 31, 2017, 2016 and 2015 are as follows:

	2017	2016	2015
	(in million pesos)
Short-term employee benefits	325	527	602
Post-employment benefits (Note 26)	27	50	43
Total compensation paid to key officers of the PLDT Group	352	577	645

Effective January 2014, each of the directors, including the members of the advisory board of PLDT, was entitled to a director’s fee in the amount of Php250 thousand for each board meeting attended.  Each of the members or advisors of the audit, executive compensation, governance and nomination, and technology strategy committees was entitled to a fee in the amount of Php125 thousand for each committee meeting attended.

Total fees paid for board meetings and board committee meetings amounted to Php72 million, Php57 million and Php55 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Except for the fees mentioned above, the directors are not compensated, directly or indirectly, for their services as such.

There are no agreements between PLDT Group and any of its key management personnel providing for benefits upon termination of employment, except for such benefits to which they may be entitled under PLDT Group’s retirement and incentive plans.

The amounts disclosed in the table are the amounts recognized as expenses during the period related to key management personnel.